Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

(11) Income Taxes

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$2,963	$2,963
State and local	1,075	1,125	2,200
Foreign	1,847	(387)	1,460

	$2,922	$3,701	$6,623

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,174)	$(15,464)
State and local	477	(3,767)	(3,290)
Foreign	1,932	(6,647)	(4,715)

	$1,119	$(24,588)	$(23,469)

Year ended December 31, 2009:
U.S. federal	$(20,062)	$(14,862)	$(34,924)
State and local	1,960	(2,939)	(979)
Foreign	2,121	(2,319)	(198)

	$(15,981)	$(20,120)	$(36,101)

As of December 31, 2011 and December 31, 2010, the company had income taxes receivable of $381 and $1,789, respectively, included in other current assets.

The U.S. and foreign components of earnings (loss) before income taxes are as follows:

	2011	2010	2009
U.S.	$16,641	$(59,353)	$(94,371)
Foreign	(1,468)	(4,218)	232

Total	$15,173	$(63,571)	$(94,139)

A reconciliation of significant differences between the reported amount of income tax expense (benefit) and the expected amount of income tax expense (benefit) that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,310	$(22,250)	$(32,948)
State and local income taxes, net of federal income tax benefit	958	(4,945)	(636)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	6
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	1,487	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,042	(27)	(624)

Income tax expense (benefit)	$6,623	$(23,469)	$(36,101)

(a)	In prior periods, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	In 2011, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	148,913	127,866
Tax credit carry forwards	3,724	3,829
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	251,208	228,998
Less: valuation allowance	(3,755)	(3,332)

Net deferred tax assets	247,453	225,666

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,926)	(281,884)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,958)	(303,659)

Net deferred tax liabilities	$(82,505)	$(77,993)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(92,317)	(87,234)

Net deferred tax liabilities	$(82,505)	$(77,993)

During 2011, we generated $58,412 of U.S. net operating losses, primarily attributable to the accelerated tax depreciation provisions available under the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 that was signed into law by the President on December 17, 2010. As of December 31, 2011, we had approximately $342,534 of U.S. net operating loss carry forwards remaining to offset future taxable income. Of this amount, $43,201 is subject to an IRC §382 limitation of $25,337 per year. These carry forwards expire between 2022 through 2031. In addition, we have $3,476 of various credits available to offset future U.S. federal income tax.

As of December 31, 2011, we have approximately $457,965 state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. Management has determined that a valuation allowance related to state net operating loss carry forwards in certain jurisdictions is necessary. The valuation allowance for these deferred tax assets as of December 31, 2011 and December 31, 2010 was $3,742 and $3,332, respectively. The net change in the total valuation allowance for each of the years ended December 31, 2011, 2010, and 2009 was an increase (decrease) of $410, $1,653, and $(13), respectively.

During 2011, we generated $4,896 of Puerto Rico net operating losses. As of December 31, 2011, we had approximately $21,778 of Puerto Rico net operating losses available to offset future taxable income. These carry forwards expire between 2016 and 2021.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax assets, the company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code.

Based on the current level of pretax earnings and projected decreases in future depreciation and amortization, the Company will generate the minimum amount of future taxable income to support the realization of the deferred tax assets. Additionally, the company has a significant amount of deferred tax liabilities that will reverse during the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets. As a result, management believes that it is more likely than not that we will realize the benefits of these deferred tax assets, net of the existing valuation allowances at December 31, 2011. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced.

In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. We have not recognized a deferred tax liability of approximately $5,459 for the undistributed earnings of our Canadian operations that arose in 2011 and prior years as management intends to reinvest the earnings outside the U.S. indefinitely. During the current period, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability. As of December 31, 2011, the undistributed earnings of these subsidiaries were approximately $15,596.

Under ASC 740, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135

Included in the balance of unrecognized benefits at December 31, 2011 is $135 of tax benefits that, if recognized in future periods, would impact our effective tax rate.

During the years ended December 31, 2011 and December 31, 2010, we recognized interest and penalties of $7 and $35, respectively, as components of income tax expense (benefit) in connection with our liabilities related to uncertain tax positions. Interest and penalties included in the balance at December 31, 2011 and December 31, 2010, was $27 and $67, respectively.

We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years before 2009 since the IRS has completed review of our income tax returns through 2008, or for any U.S. state income tax audit prior to 2002. With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2007 and 2006, respectively.

Within the next twelve months, it is reasonably possible, that we could decrease our unrecognized tax benefits up to $62 as a result of the expiration of statute of limitations.

LAMAR MEDIA CORP
Income Taxes

(6) Income Taxes

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
U.S. federal	$—	$3,088	$3,088
State and local	1,075	1,295	2,370
Foreign	1,847	(386)	1,461

	$2,922	$3,997	$6,919

Year ended December 31, 2010:
U.S. federal	$(1,290)	$(14,130)	$(15,420)
State and local	529	(3,607)	(3,078)
Foreign	1,932	(6,647)	(4,715)

	$1,171	$(24,384)	$(23,213)

Year ended December 31, 2009:
U.S. federal	$(19,691)	$(15,292)	$(34,983)
State and local	2,026	(2,991)	(965)
Foreign	2,121	(2,319)	(198)

	$(15,544)	$(20,602)	$(36,146)

As of December 31, 2011 and December 31, 2010, the company had income taxes receivable of $599 and $2,008, respectively, included in other current assets.

The U.S. and foreign components of earnings (loss) before income taxes are as follows:

	2011	2010	2009
U.S.	$16,999	$(59,193)	$(92,201)
Foreign	(1,468)	(4,218)	232

Total	$15,531	$(63,411)	$(91,969)

A reconciliation of significant differences between the reported amount of income tax expense (benefit) and the expected amount of income tax expense (benefit) that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2011	2010	2009
Income tax expense (benefit) at U.S. federal statutory rate	$5,436	$(22,193)	$(32,189)
State and local income taxes, net of federal income tax benefit	975	(4,205)	(628)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	1
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	942	(9)
Rate Change (b)	1,743	—	—
Other differences, net	1,195	(23)	(1,431)

Income tax expense (benefit)	$6,919	$(23,213)	$(36,146)

(a)	In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. During the current year, we recognized a deferred tax benefit of $4,023, resulting from the release of the December 31, 2010 deferred tax liability.
(b)	During the current year, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, $1,743 of income tax expense was recorded for the Puerto Rico tax rate change.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$2,954	$5,445
Accrued liabilities not deducted for tax purposes	33,583	33,873
Asset retirement obligation	61,565	57,060
Net operating loss carry forwards	99,811	79,061
Tax credit carry forwards	18,496	18,600
Charitable contributions carry forward	469	409
Other	—	516

Gross deferred tax assets	216,878	194,964
Less: valuation allowance	(3,205)	(2,785)

Net deferred tax assets	213,673	192,179

Deferred tax liabilities:
Property, plant and equipment	(36,967)	(16,517)
Intangibles	(291,291)	(281,246)
Undistributed earnings of foreign subsidiaries	—	(4,023)
Investment in partnerships	(1,065)	(1,235)

Gross deferred tax liabilities	(329,323)	(303,021)

Net deferred tax liabilities	$(115,650)	$(110,842)

Classification in the consolidated balance sheets:
Current deferred tax assets	$9,812	$9,241
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(125,462)	(120,083)

Net deferred tax liabilities	$(115,650)	$(110,842)

During 2011, we generated $58,055 of U.S. net operating losses, primarily attributable to the accelerated tax depreciation provisions available under the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 that was signed into law by the President on December 17, 2010. As of December 31, 2011, we had approximately $207,443 of U.S. net operating loss carry forwards remaining to offset future taxable income. Of this amount, $43,201 is subject to an IRC §382 limitation of $25,337 per year. These carry forwards expire between 2022 and 2031. In addition, we have $18,248 of various credits available to offset future U.S. federal income tax.

As of December 31, 2011, we have approximately $420,914 state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. Management has determined that a valuation allowance related to state net operating loss carry forwards is necessary. The valuation allowance for these deferred tax assets as of December 31, 2011 and December 31, 2010 was $3,192 and $2,785, respectively. The net change in the total valuation allowance for each of the years ended December 31, 2011, 2010, and 2009 was an increase (decrease) of $407, $1,106, and $(13), respectively.

During 2011, we generated $4,896 of Puerto Rico net operating losses. As of December 31, 2011, we had approximately $21,778 of Puerto Rico net operating losses available to offset future taxable income. These carry forwards expire between 2016 and 2021.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax assets, the company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code. Based on the current level of pretax earnings for financial reporting purposes and projected decreases in future depreciation and amortization, we will generate the minimum amount of future taxable income to support the realization of the deferred tax assets. Additionally, the company has a significant amount of deferred tax liabilities that will reverse during the same period and jurisdiction and is of the same character as the temporary differences giving rise to the deferred tax assets. As a result, management believes that it is more likely than not that we will realize the benefits of these deferred tax assets, net of the existing valuation allowances at December 31, 2011. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced.

In prior periods, we have not designated the undistributed earnings of our Canadian subsidiaries as permanently reinvested. As of December 31, 2011, however, management asserts that the undistributed earnings of our Canadian subsidiaries are permanently reinvested. We have not recognized a deferred tax liability of approximately $5,459 for the undistributed earnings of our Canadian operations that arose in 2011 and prior years as management intends to reinvest the earnings outside the U.S. indefinitely. During the current period, we recognized a deferred tax benefit of $4,023, resulting from the release of prior period deferred tax liability. As of December 31, 2011, the undistributed earnings of these subsidiaries were approximately $15,596.

Under ASC 740, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2009	$919
Additions for tax positions related to current year	35
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(632)
Settlements	—

Balance as of December 31, 2010	$322
Additions for tax positions related to current year	7
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(194)
Settlements	—

Balance as of December 31, 2011	$135

Included in the balance of unrecognized benefits at December 31, 2011 is $135 of tax benefits that, if recognized in future periods, would impact our effective tax rate.

During the years ended December 31, 2011 and December 31, 2010, we recognized interest and penalties of $7 and $35, respectively, as components of income tax expense (benefit) in connection with our liabilities related to uncertain tax positions. Interest and penalties included in the balance at December 31, 2011 and December 31, 2010, was $27 and $67, respectively.

We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years before 2009 since the IRS has completed review of our income tax returns through 2008, or for any U.S. state income tax audit prior to 2002. With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2007 and 2006, respectively.

Within the next twelve months, it is reasonably possible, that we could decrease our unrecognized tax benefits up to $62 as a result of the expiration of statute of limitations.